                                                           Reg. No. 333-106936

As filed with the Securities and Exchange Commission on October 28, 2003

          U.S. SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                         FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

PRE-EFFECTIVE AMENDMENT NO. ___  /    /

POST-EFFECTIVE AMENDMENT NO.  1   /X/
                             -----

                  OPPENHEIMER GROWTH FUND
     (Exact Name of Registrant as Specified in Charter)

     6803 South Tucson Way, Centennial, Colorado 80112
          (Address of Principal Executive Offices)

                        303-768-3200
              (Registrant's Telephone Number)

                    Robert G. Zack, Esq.
          Senior Vice President & General Counsel
                   OppenheimerFunds, Inc.
       Two World Financial Center, 225 Liberty Street
                  New York, New York 10080
                       (212) 323-0250
          (Name and Address of Agent for Service)

                     October 17, 2003.
       (Approximate Date of Proposed Public Offering)

No filing fee is due because of reliance on Section 24(f)
of the Investment Company Act of 1940.
------------------------------------------------------------------------------

             CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages
and documents:

Front Cover
Contents Page

Shareholder Letter - Incorporated by reference to the
Registrant's Registration Statement on Form N-14 (Reg. No.
333-106936), filed August 25, 2003.

Part A

Proxy Statement for Jennison Growth Fund, a series of
Oppenheimer Select Managers and Prospectus for Oppenheimer
Growth Fund including Exhibit A - Agreement and Plan of
Reorganization between Jennison Growth Fund, a Series of
Oppenheimer Select Managers and Oppenheimer Growth Fund.
Incorporated by reference to the Registrant's Registration
Statement on Form N-14 (Reg. No. 333-106936), filed August
25, 2003.

Notice of Meeting: Incorporated by Reference to
Registrant's Initial Registration Statement on Form N-14
(Reg. No.333-106936), filed July 10, 2003.

Proxy Card:  Incorporated by reference to the Registrant's
Registration Statement on Form N-14 (Reg. No. 333-106936),
filed August 25, 2003

Voting  Instructions:   Incorporated  by  reference  to  the
Registrant's  Registration  Statement on Form N-14 (Reg. No.
333-106936), filed August 25, 2003.

Part B

Statement of Additional Information:  Incorporated by
reference to the Registrant's Registration Statement on
Form N-14 (Reg. No. 333-106936), filed August 25, 2003.

Part C

Other Information
Signatures
Exhibits

Part C

OPPENHEIMER GROWTH FUND
                         FORM N-14

                           PART C

                     OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference  is  made  to  the   provisions  of  Article
Seventh of Registrant's  Amended and Restated Declaration of
Trust,  filed by  cross-reference  to Exhibit  16(1) to this
Registration   Statement,   and   incorporated   herein   by
reference.

Insofar as  indemnification  for  liabilities  arising under the  Securities  Act of 1933 may be  permitted  to trustees, officers and controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the  Securities  and Exchange
Commission such  indemnification is against public policy as expressed in the Securities  Act of 1933 and is,  therefore,
unenforceable.    In   the   event    that   a   claim   for
indemnification  against  such  liabilities  (other than the payment by  Registrant  of  expenses  incurred  or paid by a trustee,  officer or controlling person of Registrant in the successful  defense of any action,  suit or  proceeding)  is asserted by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is  against  public  policy  as expressed  in  the  Securities  Act  of  1933  and  will  be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)   Amended  and  Restated   Declaration  of  Trust  dated
August  5,  2002:   Previously   filed   with   Registrant's
Post-Effective  Amendment No. 59, 8/22/02,  and incorporated herein by reference.

(2)   By-Laws  as  amended   through   December   14,  2000:
Previously filed with Registrant's  Post-Effective Amendment
No. 58, 12/19/01, and incorporated herein by reference.

(3)   N/A

(4)   Agreement and Plan of  Reorganization  dated April 28,
2003: See Exhibit A to Part A of the Registration Statement.

(5)   (i)  Specimen  Class A Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

      (ii) Specimen  Class B Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

      (iii) Specimen Class C Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.
      (iv) Specimen  Class N Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

      (v)  Specimen  Class Y Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

(6)   Amended and  Restated  Investment  Advisory  Agreement
dated   1/1/00:    Previously   filed   with    Registrant's
Post-Effective  Amendment No. 57, 12/27/00, and incorporated herein by reference.

(7)   (i) General  Distributor's  Agreement  dated  December
10, 1992: Previously filed with Registrant's  Post-Effective
Amendment  No.  41,  7/30/93,  and  incorporated  herein  by reference.

      (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (iii)  Form of Broker  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (iv)  Form of  Agency  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (v)  Form  of   Trust   Company   Fund/SERV   Purchase
Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed   with   Post-Effective   Amendment   No.  45  to  the
Registration  Statement of Oppenheimer High Yield Fund (Reg.
No.  2-62076),   10/26/01,   and   incorporated   herein  by
reference.

      (vi)  Form  of  Trust  Company  Agency   Agreement  of
OppenheimerFunds  Distributor,  Inc.:  Previously filed with
Post-Effective   Amendment   No.  45  to  the   Registration
Statement  of   Oppenheimer   High  Yield  Fund  (Reg.   No.
2-62076), 10/26/01, and incorporated herein by reference.

(8)   Form of Deferred  Compensation Plans for Disinterested
Trustees/Directors:

      (i)  Amended   and   Restated   Retirement   Plan  for
Non-Interested   Trustees   or   Directors   dated   8/9/01:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration  Statement of  Oppenheimer  Gold & Special
Minerals   Fund   (Reg.   No.   2-82590),    10/25/01,   and
incorporated herein by reference.

(9)   Global  Custody   Agreement   dated  August  16,  2002
between  Registrant  and JP Morgan  Chase  Bank:  Previously
filed   with   Post-Effective   Amendment   No.   9  to  the
Registration  Statement of  Oppenheimer  International  Bond
Fund (Reg. No. 33-58383),  11/21/02, and incorporated herein by reference.

(10)  (i)  Amended  and  Restated  Distribution  and Service
Plan and  Agreement for Class A shares dated April 11, 2002:
Previously filed with Registrant's  Post-Effective Amendment
No. 60, 10/23/02, and incorporated herein by reference.

      (ii)  Amended and  Restated  Distribution  and Service
Plan and  Agreement for Class B shares dated August 5, 2002:
Previously filed with Registrant's  Post-Effective Amendment
No. 60, 10/23/02, and incorporated herein by reference.

      (iii)  Amended and Restated  Distribution  and Service
Plan and  Agreement  for Class C shares  dated  February 12,
1998:  Previously  filed  with  Registrant's  Post-Effective
Amendment  No.  53,  10/23/98,  and  incorporated  herein by reference.

      (iv)  Distribution  and Service Plan and Agreement for
Class N shares  dated  October 12,  2000:  Previously  filed
with   Registrant's   Post-Effective   Amendment   No.   60,
10/23/02, and incorporated herein by reference.

      (v) Oppenheimer  Funds  Multiple Class Plan under Rule
18f-3  updated  through  10/22/02:   Previously  filed  with
Post-Effective   Amendment   No.  22  to  the   Registration
Statement of  Oppenheimer  Global Growth & Income Fund (Reg.
No.  33-33799),   11/20/02,   and  incorporated   herein  by
reference.

(11)  Opinion  and  Consent  of Counsel -  Previously  filed with Registrant's  Registration  Statement on Form N-14 (Reg
No.  333-106936),   8/20/03,   and  incorporated  herein  by
reference.

(12)  Tax  Opinions  Relating  to  the  Reorganization:  Tax
Opinions of Deloitte & Touche LLP - Filed herewith.

(13)  N/A

(14)  (i)  Consent  of  Deloitte  & Touche  LLP:  Previously
filed with Registrant's  Registration Statement on Form N-14
(Reg No.  333-106936),  8/20/03,  and incorporated herein by reference.

      (ii)  Consent  of  KPMG  LLP:  Previously  filed  with
Registrant's  Registration  Statement  on Form N-14 (Reg No.
333-106936), 8/20/03, and incorporated herein by reference.

(15)  N/A.

(16)   (i)  Powers of  Attorney  for all  Trustees/Directors
and  Principal  Officers  except for Joel W. Motley and John
V.   Murphy   (including   Certified   Board   Resolutions):
Previously filed with  Pre-Effective  Amendment No. 1 to the
Registration  Statement of Oppenheimer  Emerging Growth Fund
(Reg. No. 333-44176),  10/5/00,  and incorporated  herein by reference.

      (ii)  Power of  Attorney  for John  Murphy  (including
Certified   Board   Resolution):   Previously   filed   with
Post-Effective   Amendment   No.  41  to  the   Registration
Statement of  Oppenheimer  U.S.  Government  Trust (Reg. No.
2-76645), 10/22/01, and incorporated herein by reference.

       (iii)   Power  of   Attorney   for  Joel  W.   Motley
(including  Certified Board  Resolution):  Previously  filed with  Post-Effective  Amendment  No.  8 to the  Registration
Statement of  Oppenheimer  International  Small Company Fund
(Reg.  333-31537),  10/22/02,  and  incorporated  herein  by reference.

(17)  Amended   and   Restated   Code  of   Ethics   of  the
Oppenheimer  Funds  dated May 15,  2002  under Rule 17j-1 of the Investment  Company Act of 1940:  Previously  filed with
Post-Effective   Amendment   No.  29  to  the   Registration
Statement of Oppenheimer  Discovery Fund (Reg. No.  33-371),
11/21/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   The  Registrant  agrees  to file with the SEC by post
effective  amendment to the Registration  Statement a final
tax  opinion  and   auditor's   consent   relating  to  the
Reorganization  within  a  reasonable  time  following  the
Closing  Date (as such  terms are  defined in Part A of the
Registration Statement).

                         SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and/or the  Investment  Company Act of 1940,  the Registrant
has duly caused this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto duly  authorized, in the City of New  York  and  State of New York on the 28th
of October 2003.

                                    OPPENHEIMER GROWTH FUND

                                    By:  /s/ John V. Murphy*

                                    -------------------------------------------
                                    John V. Murphy,
                                    President,
                                    Principal Executive
                                    Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933,
this Registration Statement has been signed below by the
following persons in the capacities on the dates indicated:

Signatures                         Title
----------                         -----
Date
----

/s/ Clayton K. Yeutter*       Chairman of the               October 28, 2003
------------------------------Board of Trustees
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the          October 28, 2003
------------------------------Board and Trustee
Donald W. Spiro

/s/ John V. Murphy *          President, Principal          October 28, 2003
------------------------------Executive Officer
John V. Murphy                and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          October 28, 2003
------------------------------Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                       October 28, 2003
----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths      Trustee                       October 28, 2003
---------------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Trustee                       October 28, 2003
---------------------------------
Joel W. Motley

/s/ Kenneth A. Randall*       Trustee                       October 28, 2003
---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                       October 28, 2003
---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                       October 28, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack                                     October 28, 2003
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                  OPPENHEIMER GROWTH FUND

                       EXHIBIT INDEX
                Post-Effective Amendment #1

Exhibit No.       Description
-----------       -----------

(12)              Tax Opinions of Deloitte & Touche LLP